Real Estate	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Real Estate
3.	Real Estate

As of June 30, 2019, the Company owned 34 multifamily properties comprising a total of 11,601 apartment homes and one parcel of land held for the development of apartment homes. The total contract acquisition price of the Company’s real estate portfolio was $1,501,958,217, including development costs. As of June 30, 2019 and December 31, 2018, the Company’s portfolio was approximately 93.8% and 93.9% occupied and the average monthly rent was $1,189 and $1,163, respectively.

As of June 30, 2019 and December 31, 2018, accumulated depreciation and amortization related to the Company’s consolidated real estate properties was as follows:

	June 30, 2019
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Total Real Estate
Investments in real estate	$164,113,072	$1,421,049,714	$1,585,162,786	$2,576,467	$1,587,739,253
Less: Accumulated depreciation and amortization	—	(255,443,023)	(255,443,023)	—	(255,443,023)

Net investments in real estate and related lease intangibles	$164,113,072	$1,165,606,691	$1,329,719,763	$2,576,467	$1,332,296,230

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904	$—	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)	—	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742	$—	$1,356,639,742

Depreciation and amortization expense was $18,515,635 and $36,797,927 for the three and six months ended June 30, 2019, and $17,629,793 and $35,065,143 for the three and six months ended June 30, 2018, respectively, all of which related to the depreciation of the Company’s buildings and improvements.

Real Estate Under Development

During the six months ended June 30, 2019, the Company acquired the following land held for the development of apartment homes:

Development Name	Location	Purchase Date	Land Held for Development	Construction in Progress	Total Carrying Value
Victory Station	Murfreesboro, TN	5/30/2019	$2,469,183	$107,284	$2,576,467

Operating Leases

As of June 30, 2019, the Company’s real estate portfolio comprised 11,601 residential apartment homes and was 96.0% leased by a diverse group of residents. The residential lease terms consist of lease durations equal to twelve months or less.

Some residential leases contain provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit. Amounts required as security deposits vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash related to tenant leases are included in accounts payables and accrued liabilities in the accompanying consolidated balance sheets and totaled $4,288,717 and $4,130,860 as of June 30, 2019 and December 31, 2018, respectively.

As of June 30, 2019 and 2018, no tenant represented over 10% of the Company’s annualized base rent.

3. Real Estate

As of December 31, 2018, the Company owned 34 multifamily properties comprising a total of 11,601 apartment homes. The total contract acquisition price of the Company’s real estate portfolio was $1,499,381,750. As of December 31, 2018 and 2017, the Company’s portfolio was approximately 93.9% and 93.1% occupied and the average monthly rent was $1,163 and $1,137, respectively.

As of December 31, 2018 and 2017, accumulated depreciation and amortization related to the Company’s consolidated real estate properties were as follows:

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742

	December 31, 2017
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,394,779,659	$1,558,892,731
Less: Accumulated depreciation and amortization	—	(147,726,630)	(147,726,630)

Net investments in real estate and related lease intangibles	$164,113,072	$1,247,053,029	$1,411,166,101

Depreciation and amortization expense was $70,993,280, $68,417,556 and $67,991,543 for the years ended December 31, 2018, 2017 and 2016, respectively.

Depreciation of the Company’s buildings and improvements was $70,993,280, $67,407,444 and $54,857,243 for the years ended December 31, 2018, 2017 and 2016, respectively.

Amortization of the Company’s tenant origination and absorption costs was $0, $1,010,112 and $13,134,300 for the years ended December 31, 2018, 2017 and 2016, respectively. Tenant origination and absorption costs had a weighted-average amortization period as of the date of acquisition of less than one year. As of March 31, 2017, all tenant origination and absorption costs were fully amortized and written off.

Operating Leases

As of December 31, 2018, the Company’s real estate portfolio comprised 11,601 residential apartment homes and was 95.5% leased by a diverse group of residents. The residential lease terms consist of lease durations equal to twelve months or less.

Some residential leases contain provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit. Amounts required as security deposits vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash related to tenant leases are included in accounts payables and accrued liabilities in the accompanying consolidated balance sheets and totaled $4,130,860 and $3,613,649 as of December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, no tenant represented over 10% of the Company’s annualized base rent.